Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

14. SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred after June 30, 2025 up through the date the Company issued these unaudited condensed consolidated financial statements. No subsequent events have occurred that would require recognition or disclosure in the Company’s unaudited condensed consolidated financial statements.